Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Other financial liabilities - non-current [Member]
Summary of Other Financial Liabilities

Other financial liabilities non-current consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Lease liabilities	US$	7.2	Rs.	467.5	Rs.	540.1
Derivative financial instruments		375.9		24,502.0		112,595.7
Liability towards employee separation scheme		13.1		852.2		723.6
Retention money, security deposits and others		31.7		2,065.7		804.9

Total	US$	427.9	Rs.	27,887.4	Rs.	114,664.3

Other financial liabilities - current [Member]
Summary of Other Financial Liabilities

Other current financial liabilities consist of the following:

	As at March 31,
	2018		2018		2017
			(In millions)
Liability towards vehicles sold under repurchase arrangements	US$	678.7	Rs.	44,235.8	Rs.	28,283.8
Interest accrued but not due		168.1		10,957.2		9,432.4
Lease liabilities		3.4		222.3		221.3
Derivative financial instruments		952.5		62,076.6		142,579.5
Deferred payment liability		—		—		700.8
Unclaimed matured fixed deposits		1.7		107.7		126.2
Others		23.3		1,519.0		858.0

Total	US$	1,827.7	Rs.	119,118.6	Rs.	182,202.0